STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Automobiles & Components - 1.0%
Aptiv	14,470	[a]	2,176,577
BorgWarner	9,390		481,613
Ford Motor	312,000	[a]	4,533,360
Gentex	142,239		5,049,484
Harley-Davidson	144,103		6,984,672
Lear	19,146		3,702,071
Thor Industries	54,303		6,679,269
			29,607,046
Banks - 4.0%
Associated Banc-Corp	19,975		459,225
CIT Group	12,445		659,336
Citizens Financial Group	26,980		1,346,302
Comerica	19,000		1,491,310
Cullen/Frost Bankers	7,080		854,627
East West Bancorp	108,890		8,142,794
Essent Group	34,865		1,667,942
F.N.B.	47,780		640,730
Fifth Third Bancorp	337,612		14,226,970
First Hawaiian	44,785		1,261,146
First Horizon	9,460		180,402
First Republic Bank	29,128		5,576,264
Huntington Bancshares	685,275		10,868,461
KeyCorp	472,806		10,893,450
M&T Bank	3,655		587,322
MGIC Investment	71,255		1,048,874
PacWest Bancorp	5,825		263,115
Popular	159,632		13,027,568
Regions Financial	126,240		2,955,278
Signature Bank	51,865		12,953,284
Sterling Bancorp	43,580		1,160,971
SVB Financial Group	6,865	[a]	4,001,540
Synovus Financial	30,815		1,513,633
TCF Financial	224,199		10,649,452
Truist Financial	128,414		7,933,417
Umpqua Holdings	44,785		854,498
Webster Financial	18,865		1,069,268
Wintrust Financial	8,355		671,909
Zions Bancorp	31,720		1,835,954
			118,795,042

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Capital Goods - 10.3%
A.O. Smith	11,385		809,132
Advanced Drainage Systems	109,729		12,445,463
AECOM	17,410	[a]	1,131,824
Air Lease	8,345		392,716
Allegion	15,751		2,212,700
Allison Transmission Holdings	88,278		3,735,042
Altra Industrial Motion	51,421		3,377,845
AMETEK	120,388		16,264,419
Axon Enterprise	60,113	[a]	8,451,287
BWX Technologies	63,257		3,956,093
Carrier Global	38,710		1,777,950
CNH Industrial	650,567		11,163,730
Colfax	140,067	[a]	6,190,961
Cummins	20,672		5,318,492
Curtiss-Wright	27,234		3,412,965
Donaldson	32,690		2,013,377
Dover	68,341		10,285,320
Eaton	55,261		8,026,660
Fastenal	34,955		1,854,013
Flowserve	20,415		865,392
Fortune Brands Home & Security	52,233		5,388,356
Generac Holdings	26,604	[a]	8,745,267
General Dynamics	20,928		3,974,436
Graco	41,844		3,168,428
HEICO, Cl. A	43,469		5,757,904
Hexcel	79,492	[a]	4,726,594
Howmet Aerospace	177,555	[a]	6,299,651
Hubbell	9,429		1,797,545
Huntington Ingalls Industries	15,514		3,354,282
IDEX	75,805		16,878,741
Ingersoll Rand	26,105	[a]	1,295,852
ITT	50,018		4,696,690
L3Harris Technologies	21,270		4,638,136
Lincoln Electric Holdings	12,945		1,664,468
Masco	177,661		10,714,735
MasTec	1,232	[a]	143,319
Maxar Technologies	61,070		1,899,277
Mercury Systems	140,472	[a]	9,193,892
MSC Industrial Direct, Cl. A	5,525		521,560
Nordson	15,926		3,530,635
nVent Electric	20,000		650,800
Oshkosh	41,504		5,455,286
Owens Corning	44,231		4,717,236
PACCAR	33,300		3,048,948

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Capital Goods - 10.3% (continued)
Parker-Hannifin	32,569		10,036,137
Quanta Services	85,666		8,168,253
Rockwell Automation	12,719		3,354,255
Roper Technologies	35,527		15,987,505
Sensata Technologies Holding	28,562	[a]	1,697,440
Snap-on	3,705		943,367
Spirit AeroSystems Holdings, Cl. A	9,680		476,353
Stanley Black & Decker	16,676		3,615,357
Teledyne Technologies	1,842	[a]	772,664
Textron	121,248		8,301,851
The Timken Company	22,040		1,949,438
Trane Technologies	18,780		3,500,592
TransDigm Group	8,180	[a]	5,307,511
Trex	5,817	[a]	566,634
United Rentals	12,836	[a]	4,286,711
Vertiv Holdings	114,447		2,840,575
W.W. Grainger	6,335		2,927,784
Watsco	27,564		8,032,150
Westinghouse Air Brake Technologies	19,895		1,646,510
Xylem	38,185		4,510,412
			304,868,918
Commercial & Professional Services - 4.4%
ADT	551,852		5,706,149
ASGN	41,379	[a]	4,265,761
Booz Allen Hamilton Holding	3,140		266,680
Cintas	16,745		5,920,027
Clarivate	604,228	[a]	18,151,009
Copart	123,362	[a]	15,914,932
CoreLogic	8,225		653,888
CoStar Group	24,981	[a]	21,333,774
Equifax	17,235		4,050,914
IAA	12,220	[a]	696,173
IHS Markit	38,186		4,021,368
Jacobs Engineering Group	12,785		1,816,493
Leidos Holdings	39,416		4,049,994
Republic Services	35,910		3,920,654
Ritchie Bros Auctioneers	184,080		10,991,417
Robert Half International	50,729		4,504,228
Science Applications International	30,430		2,734,440
Stericycle	4,210	[a]	330,738
Verisk Analytics	70,486		12,182,095
Waste Connections	60,480		7,344,691
			128,855,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Consumer Durables & Apparel - 3.8%
Capri Holdings	21,955	[a]	1,245,068
D.R. Horton	12,075		1,150,627
Garmin	22,545		3,206,801
Hanesbrands	51,240		1,001,230
Hasbro	126,601		12,149,898
Leggett & Platt	22,780		1,253,583
Lululemon Athletica	68,961	[a]	22,283,368
Mohawk Industries	25,007	[a]	5,268,475
Newell Brands	288,924		8,289,230
NVR	650	[a]	3,176,699
Peloton Interactive, Cl. A	190,448	[a]	21,008,319
Polaris	27,708		3,635,844
PulteGroup	38,310		2,213,935
Skechers USA, CI. A	238,743	[a]	11,340,292
Tapestry	56,725	[a]	2,546,385
Tempur Sealy International	51,409		1,979,247
Toll Brothers	25,915		1,690,695
Whirlpool	30,972		7,343,151
			110,782,847
Consumer Services - 4.3%
2U	6,455	[a]	235,091
Aramark	317,329		11,852,238
Carnival	55,365	[a]	1,636,589
Chegg	36,205	[a]	2,784,527
Chipotle Mexican Grill	2,787	[a]	3,823,708
Darden Restaurants	31,463		4,506,445
Domino's Pizza	1,213		517,793
DraftKings, Cl. A	128,512	[a]	6,419,174
Expedia Group	135,481	[a]	23,973,363
Extended Stay America	17,895		352,710
Frontdoor	129,576	[a]	6,958,231
H&R Block	35,775		887,936
Hilton Worldwide Holdings	19,703	[a]	2,468,195
Hyatt Hotels, Cl. A	3,080	[a]	240,486
International Game Technology	58,684	[a]	1,423,674
Las Vegas Sands	47,059	[a]	2,717,657
Marriott International, Cl. A	22,324	[a]	3,205,280
MGM Resorts International	51,420		2,204,375
Norwegian Cruise Line Holdings	573,543	[a]	18,296,022
Planet Fitness, Cl. A	150,612	[a]	11,863,707
Royal Caribbean Cruises	10,326	[a]	963,106
Service Corp. International	43,550		2,309,021
Six Flags Entertainment	27,440	[a]	1,246,599
The Wendy's Company	27,605		640,988

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Consumer Services - 4.3% (continued)
Travel + Leisure	48,856		3,182,968
Wyndham Hotels & Resorts	62,154		4,665,279
Wynn Resorts	54,149	[a]	7,140,629
Yum China Holdings	20,435		1,382,223
			127,898,014
Diversified Financials - 4.7%
AGNC Investment	62,145	[b]	1,152,168
Ally Financial	58,030		3,174,821
Ameriprise Financial	67,847		17,629,364
Annaly Capital Management	101,340	[b]	939,422
Ares Management, Cl. A	185,317		10,225,792
Capital One Financial	95,786		15,400,473
Cboe Global Markets	8,370		931,581
Credit Acceptance	1,531	[a]	685,061
Discover Financial Services	71,982		8,440,609
Equitable Holdings	41,880		1,329,690
Evercore, Cl. A	9,198		1,341,620
FactSet Research Systems	2		669
Franklin Resources	30,910		1,057,431
Intercontinental Exchange	83,127		9,383,376
Invesco	43,145		1,230,927
KKR	20,610		1,147,771
LendingTree	1,156	[a]	237,269
LPL Financial Holdings	74,044		10,949,627
MarketAxess Holdings	2,287		1,066,977
MSCI	3,382		1,583,216
Nasdaq	23,680		3,965,453
Northern Trust	19,900		2,411,681
Raymond James Financial	78,574		10,418,127
SLM	245,159		4,964,470
Starwood Property Trust	66,080	[b]	1,677,771
State Street	57,672		5,016,311
Synchrony Financial	58,557		2,776,187
T. Rowe Price Group	17,895		3,424,208
Tradeweb Markets, Cl. A	40,724		3,411,857
Virtu Financial, Cl. A	20,145		613,415
Voya Financial	171,958		11,266,688
			137,854,032
Energy - 3.1%
Baker Hughes	63,210		1,542,324
ChampionX	156,987	[a]	4,160,155
Cheniere Energy	25,110	[a]	2,131,839
ConocoPhillips	100,101		5,579,630
Continental Resources	29,515		961,304

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Energy - 3.1% (continued)
Devon Energy	142,983		3,797,628
Diamondback Energy	64,873		5,194,381
EQT	336,342	[a]	7,022,821
Halliburton	188,627		4,234,676
Helmerich & Payne	84,182		2,378,142
Hess	30,550		2,560,701
HollyFrontier	86,916		2,822,163
Marathon Oil	167,825		2,032,361
Marathon Petroleum	98,293		6,074,507
NOV	55,710	[a]	898,045
Occidental Petroleum	59,865		1,554,095
ONEOK	25,660		1,353,308
Pioneer Natural Resources	103,121		15,693,985
Schlumberger	234,191		7,337,204
Targa Resources	26,145		1,015,995
The Williams Companies	72,340		1,905,436
Valero Energy	139,025		11,177,610
			91,428,310
Food & Staples Retailing - .2%
Casey's General Stores	4,406		973,021
Grocery Outlet Holding	9,605	[a]	327,242
The Kroger Company	42,250		1,562,405
US Foods Holding	90,251	[a]	3,514,374
			6,377,042
Food, Beverage & Tobacco - 1.5%
Archer-Daniels-Midland	18,950		1,260,744
Beyond Meat	3,069	[a]	446,294
Brown-Forman, Cl. B	21,662		1,740,758
Bunge	15,695		1,362,640
Coca-Cola European Partners	85,246		5,159,088
Conagra Brands	272,362		10,376,992
Flowers Foods	20,245		487,702
Ingredion	10,390		986,323
Lamb Weston Holdings	17,296		1,426,747
McCormick & Co.	38,670		3,443,950
Molson Coors Beverage, Cl. B	147,589	[a]	8,607,390
Nomad Foods	80,838	[a]	2,479,301
The Boston Beer Company, Cl. A	868	[a]	918,483
The Hain Celestial Group	19,100	[a]	778,516
The Hershey Company	12,140		2,100,827
The J.M. Smucker Company	5,644		752,289
Tyson Foods, Cl. A	38,890		3,091,755
			45,419,799

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Health Care Equipment & Services - 8.5%
ABIOMED	56,931	[a]	16,201,424
Alcon	106,368		7,411,722
Align Technology	48,466	[a]	28,602,210
AmerisourceBergen	72,597		8,329,780
Boston Scientific	50,213	[a]	2,136,563
Cardinal Health	10,170		570,232
Centene	210,127	[a]	15,465,347
Cerner	27,900		2,183,175
Change Healthcare	47,590	[a]	1,115,510
DaVita	12,890	[a]	1,547,702
Dentsply Sirona	15,876		1,062,422
DexCom	32,644	[a]	12,058,367
Encompass Health	66,047		5,666,172
Envista Holdings	14,515	[a]	633,435
Guardant Health	5,405	[a]	670,869
HCA Healthcare	17,489		3,756,462
HealthEquity	73,367	[a]	6,098,265
Henry Schein	22,740	[a]	1,729,150
Hill-Rom Holdings	12,660		1,408,805
Hologic	13,190	[a]	831,761
Humana	12,660		5,541,282
IDEXX Laboratories	30,042	[a]	16,766,741
Insulet	22,148	[a]	5,972,651
Laboratory Corp. of America Holdings	41,410	[a]	11,366,217
Masimo	27,643	[a]	5,959,831
Molina Healthcare	19,332	[a]	4,859,292
Novocure	5,075	[a]	1,035,300
Penumbra	2,241	[a]	558,256
Quest Diagnostics	20,900		2,751,903
Quidel	764	[a]	90,236
ResMed	22,965		4,727,345
Steris	49,622		9,470,855
Tandem Diabetes Care	5,472	[a]	467,254
Teladoc Health	56,592	[a]	8,521,623
Teleflex	31,211		12,552,752
The Cooper Companies	19,894		7,827,294
Universal Health Services, Cl. B	40,487		6,462,940
Veeva Systems, Cl. A	17,476	[a]	5,091,458
West Pharmaceutical Services	4,337		1,507,151
Zimmer Biomet Holdings	124,528		20,961,798
			249,971,552
Household & Personal Products - .6%
Church & Dwight	149,850		12,846,640
Coty, Cl. A	81,095	[a]	722,556

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Household & Personal Products - .6% (continued)
Energizer Holdings	3,959		182,272
Herbalife Nutrition	4,435	[a]	233,148
Nu Skin Enterprises, Cl. A	9,785		588,666
Spectrum Brands Holdings	2,890		256,892
The Clorox Company	9,182		1,622,735
			16,452,909
Insurance - 2.9%
Aflac	43,696		2,476,689
Alleghany	7,835	[a]	5,614,326
American Financial Group	10,223		1,360,272
American International Group	77,728		4,107,148
Aon, Cl. A	15,116		3,829,941
Arch Capital Group	156,326	[a]	6,235,844
Assurant	20,175		3,251,201
Assured Guaranty	22,525		1,072,866
Cincinnati Financial	19,985		2,432,374
Erie Indemnity, Cl. A	1,455		292,644
Everest Re Group	27,404		7,123,944
Fidelity National Financial	38,340		1,801,597
First American Financial	6,095		391,969
Globe Life	33,477		3,529,145
Kemper	4,920		368,360
Lincoln National	29,615		2,066,831
Markel	4,875	[a]	5,974,264
Old Republic International	87,115		2,287,640
Principal Financial Group	37,100		2,425,969
Prudential Financial	6,660		712,420
Reinsurance Group of America	98,744		12,444,706
RenaissanceRe Holdings	12,958		1,997,087
The Hanover Insurance Group	4,446		620,173
The Hartford Financial Services Group	53,110		3,470,738
The Travelers Companies	15,255		2,436,224
Unum Group	37,685		1,167,104
W.R. Berkley	45,395		3,540,356
Willis Towers Watson	9,920		2,592,691
			85,624,523
Materials - 4.9%
Albemarle	14,520		2,426,002
Amcor	39,795		469,581
Ashland Global Holdings	9,861		935,217
Avery Dennison	28,161		6,210,345
Ball	27,110		2,227,358
Cabot	8,295		527,396
Celanese	21,213		3,509,691

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Materials - 4.9% (continued)
Corteva	163,426		7,435,883
Crown Holdings	33,571		3,465,870
DuPont de Nemours	58,423		4,942,002
Eagle Materials	63,578		9,330,707
Eastman Chemical	14,635		1,835,229
FMC	65,138		7,600,953
Freeport-McMoRan	429,486		18,347,642
Huntsman	38,360		1,088,657
Ingevity	30,404	[a]	2,502,553
International Flavors & Fragrances	21,136		2,994,337
International Paper	6,850		432,235
LyondellBasell Industries, Cl. A	10,725		1,207,850
Martin Marietta Materials	8,375		3,045,569
Newmont	174,868		12,849,301
Olin	18,700		914,243
Packaging Corp. of America	16,505		2,453,468
PPG Industries	18,509		3,326,437
Reliance Steel & Aluminum	9,199		1,546,076
Royal Gold	9,890		1,224,085
RPM International	7,120		665,934
Sealed Air	29,410		1,672,253
Sonoco Products	25,750		1,738,640
Steel Dynamics	100,561		6,278,023
The Chemours Company	3,465		124,497
The Mosaic Company	449,673		16,251,182
Valvoline	117,585		3,880,305
Vulcan Materials	41,797		7,662,226
WestRock	30,471		1,777,069
			142,898,816
Media & Entertainment - 3.2%
Activision Blizzard	113,538		11,041,570
Altice USA, Cl. A	103,818	[a]	3,743,677
Cable One	331		600,950
Discovery, Cl. C	26,165	[a]	786,258
DISH Network, Cl. A	15,915	[a]	692,621
Fox, Cl. A	40,970		1,530,230
InterActiveCorp	13,255	[a]	2,113,775
John Wiley & Sons, Cl. A	3,666		232,351
Liberty Broadband, Cl. A	2,552	[a]	413,577
Liberty Broadband, Cl. C	13,908	[a]	2,312,761
Liberty Media Corp-Liberty Formula One, Cl. C	124,840	[a]	5,574,106
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[a]	445,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Media & Entertainment - 3.2% (continued)
Liberty Media Corp-Liberty SiriusXM, Cl. C	20,420	[a]	888,474
Live Nation Entertainment	78,164	[a]	7,043,358
Match Group	44,575	[a]	6,391,163
News Corporation, Cl. A	66,975		1,807,655
Nexstar Media Group, Cl. A	2,490		378,256
Omnicom Group	23,400		1,924,416
Pinterest, Cl. A	28,977		1,892,198
Roku	8,750	[a]	3,033,712
Spotify Technology	34,568	[a]	8,350,592
Take-Two Interactive Software	11,295	[a]	2,095,900
TEGNA	183,762		3,563,145
The Interpublic Group of Companies	66,315		2,234,152
The New York Times Company, Cl. A	17,640		755,345
Twitter	219,029	[a]	12,703,682
ViacomCBS, Cl. B	31,631		1,341,787
Vimeo	21,519	[a]	903,819
Yelp	52,317	[a]	2,098,435
Zillow Group, Cl. C	61,927	[a]	7,265,276
Zynga, Cl. A	102,610	[a]	1,112,292
			95,271,302
Pharmaceuticals Biotechnology & Life Sciences - 5.7%
10X Genomics, CI. A	29,793	[a]	5,362,740
ACADIA Pharmaceuticals	10,355	[a]	231,331
Acceleron Pharma	20,715	[a]	2,711,386
Agilent Technologies	38,810		5,360,825
Agios Phamaceuticals	4,976	[a]	277,561
Alexion Pharmaceuticals	10,658	[a]	1,881,670
Alkermes	13,145	[a]	297,997
Alnylam Pharmaceuticals	12,857	[a]	1,825,565
Avantor	175,150	[a]	5,631,072
Biohaven Pharmaceutical Holding	54,629	[a]	4,752,723
BioMarin Pharmaceutical	51,939	[a]	4,014,885
Bio-Techne	16,876		6,983,795
Catalent	102,880	[a]	10,784,910
Charles River Laboratories International	8,894	[a]	3,006,083
Elanco Animal Health	318,778	[a]	11,469,632
Exact Sciences	13,705	[a]	1,514,814
Exelixis	18,470	[a]	416,499
FibroGen	45,913	[a]	975,651
Horizon Therapeutics	107,735	[a]	9,874,990
ICON	22,810	[a]	5,103,966
Illumina	14,948	[a]	6,063,507
Incyte	15,600	[a]	1,306,968

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.7% (continued)
Ionis Pharmaceuticals	17,320	[a]	645,170
Iovance Biotherapeutics	18,865	[a]	350,323
IQVIA Holdings	18,567	[a]	4,459,051
Jazz Pharmaceuticals	11,079	[a]	1,973,502
Mettler-Toledo International	3,951	[a]	5,140,053
Moderna	47,446	[a]	8,777,984
Nektar Therapeutics	15,270	[a]	275,929
Neurocrine Biosciences	117,773	[a]	11,332,118
QIAGEN	28,976	[a]	1,430,255
Reata Pharmaceuticals, Cl. A	1,253	[a]	171,335
Repligen	36,289	[a]	6,626,734
Sage Therapeutics	12,622	[a]	878,491
Sarepta Therapeutics	156,526	[a]	11,841,192
Seagen	9,579	[a]	1,488,098
Syneos Health	82,581	[a]	7,258,870
uniQure	22,126	[a]	768,436
Viatris	580,721		8,850,188
Waters	13,379	[a]	4,311,383
			166,427,682
Real Estate - 5.0%
Alexandria Real Estate Equities	38,215	[b]	6,812,206
American Campus Communities	25,130	[b]	1,185,131
American Homes 4 Rent, Cl. A	89,292	[b]	3,399,346
Americold Realty Trust	106,537	[b]	4,050,537
Apartment Income REIT	17,839	[b]	830,941
Apple Hospitality REIT	69,400	[b]	1,101,378
AvalonBay Communities	7,330	[b]	1,516,870
Brandywine Realty Trust	71,900	[b]	1,010,914
Brixmor Property Group	79,420	[b]	1,803,628
Brookfield Property REIT, Cl. A	70,504	[b]	1,321,245
Camden Property Trust	19,110	[b]	2,396,012
CBRE Group, Cl. A	149,859	[a]	13,154,623
CoreSite Realty	690	[b]	83,663
Corporate Office Properties Trust	11,180	[b]	308,568
Cousins Properties	109,254	[b]	4,052,231
CubeSmart	13,560	[b]	593,792
CyrusOne	51,401	[b]	3,790,824
Digital Realty Trust	54,733	[b]	8,295,333
Duke Realty	108,721	[b]	5,051,178
Equinix	5,452	[b]	4,016,597
Equity Commonwealth	42,585	[b]	1,168,532
Equity Lifestyle Properties	52,700	[b]	3,734,322
Equity Residential	192,809	[b]	14,933,057

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Real Estate - 5.0% (continued)
Essex Property Trust	21,999	[b]	6,496,085
Extra Space Storage	22,840	[b]	3,421,660
Federal Realty Investment Trust	6,272	[b]	717,140
Gaming & Leisure Properties	8,925	[b]	413,763
Healthcare Trust of America, Cl. A	11,800	[b]	323,438
Healthpeak Properties	122,612	[b]	4,092,789
Highwoods Properties	27,540	[b]	1,258,027
Host Hotels & Resorts	64,354	[a,b]	1,104,958
Hudson Pacific Properties	24,345	[b]	705,762
Iron Mountain	8,705	[b]	379,016
Kilroy Realty	43,598	[b]	3,061,016
Kimco Realty	57,385	[b]	1,222,874
Lamar Advertising, Cl. A	35,455	[b]	3,716,393
Life Storage	11,322	[b]	1,125,860
Medical Properties Trust	63,770	[b]	1,350,011
Mid-America Apartment Communities	6,670	[b]	1,071,869
National Retail Properties	17,080	[b]	791,658
Omega Healthcare Investors	19,805	[b]	725,259
Outfront Media	23,265	[a,b]	556,964
Paramount Group	81,285	[b]	892,509
Park Hotels & Resorts	31,625	[a,b]	657,484
Rayonier	25,524	[b]	974,762
Realty Income	26,900	[b]	1,839,960
Regency Centers	82,317	[b]	5,317,678
Simon Property Group	22,995	[b]	2,954,628
SL Green Realty	14,030	[b]	1,111,457
Spirit Realty Capital	23,674	[b]	1,118,833
STORE Capital	25,790	[b]	887,176
UDR	28,390	[b]	1,352,216
Ventas	34,450	[b]	1,910,253
VEREIT	23,194	[b]	1,103,339
VICI Properties	44,120	[b]	1,373,456
Weingarten Realty Investors	23,970	[b]	785,497
Welltower	93,431	[b]	6,985,836
Weyerhaeuser	27,897	[b]	1,058,970
WP Carey	9,295	[b]	701,308
			148,170,832
Retailing - 4.8%
Advance Auto Parts	7,533		1,429,236
AutoZone	7,769	[a]	10,927,875
Best Buy	40,376		4,693,306
Burlington Stores	37,055	[a]	11,982,475
CarMax	16,745	[a]	1,928,857
Carvana	2,965	[a]	785,992

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Retailing - 4.8% (continued)
Dollar Tree	114,099	[a]	11,124,652
eBay	51,717		3,148,531
Etsy	33,906	[a]	5,585,335
Farfetch, Cl. A	84,932	[a]	3,934,900
Five Below	3,867	[a]	711,992
Foot Locker	76,655		4,851,495
Genuine Parts	7,796		1,022,212
Kohl's	30,965		1,718,248
L Brands	36,810		2,571,915
LKQ	64,375	[a]	3,280,550
Ollie's Bargain Outlet Holdings	41,499	[a]	3,587,174
O'Reilly Automotive	30,831	[a]	16,498,285
Pool	39,066		17,054,262
Qurate Retail, Ser. A	105,650		1,440,010
Ross Stores	92,669		11,712,435
The Gap	54,205		1,813,157
Tractor Supply	14,334		2,604,488
Ulta Beauty	36,127	[a]	12,476,821
Wayfair, Cl. A	8,160	[a]	2,501,366
Williams-Sonoma	7,545		1,279,179
			140,664,748
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices	16,455	[a]	1,317,716
Cree	10,420	[a]	1,042,104
Enphase Energy	8,005	[a]	1,145,115
First Solar	50,652	[a]	3,855,124
KLA	19,431		6,157,490
Marvell Technology	83,574		4,036,624
Maxim Integrated Products	31,335	[a]	3,196,483
Microchip Technology	35,707		5,604,214
Monolithic Power Systems	3,047		1,045,487
NVIDIA	6,652		4,322,337
NXP Semiconductors	34,577		7,310,269
ON Semiconductor	220,311	[a]	8,821,252
Qorvo	58,150	[a]	10,625,168
Skyworks Solutions	135,068		22,961,560
SolarEdge Technologies	2,572	[a]	663,602
Teradyne	2,810		371,904
Universal Display	6,433		1,388,627
Xilinx	30,960		3,931,920
			87,796,996
Software & Services - 12.6%
Affirm Holdings	38,307	[a]	2,329,449
Akamai Technologies	16,890	[a]	1,929,007

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Software & Services - 12.6% (continued)
Alliance Data Systems	5,835		706,327
Amdocs	27,799		2,171,102
Anaplan	7,275	[a]	374,735
Ansys	52,399	[a]	17,707,718
Aspen Technology	5,404	[a]	737,484
Bill.com Holdings	31,767	[a]	4,730,742
Black Knight	14,860	[a]	1,090,575
BlackLine	93,614	[a]	9,733,048
Broadridge Financial Solutions	74,974		11,956,854
Cadence Design Systems	11,381	[a]	1,445,273
Citrix Systems	11,990		1,378,370
Coupa Software	5,757	[a]	1,371,317
Crowdstrike Holdings, CI. A	14,591	[a]	3,241,391
Datadog, Cl. A	16,885	[a]	1,537,379
DocuSign	60,123	[a]	12,121,999
Dropbox, CI. A	13,585	[a]	371,550
DXC Technology	15,730	[a]	596,482
Dynatrace	14,725	[a]	761,872
EPAM Systems	38,414	[a]	18,346,526
Euronet Worldwide	122,101	[a]	18,271,194
Everbridge	4,427	[a]	520,173
EVERTEC	81,816		3,561,450
Fidelity National Information Services	25,894		3,857,688
FireEye	30,045	[a]	672,107
Fiserv	92,905	[a]	10,702,656
Five9	4,772	[a]	845,121
FLEETCOR Technologies	8,095	[a]	2,221,592
Fortinet	10,360	[a]	2,264,074
Gartner	48,064	[a]	11,143,158
Global Payments	123,046		23,835,241
Globant	2,105	[a]	458,616
GoDaddy, Cl. A	7,520	[a]	608,819
Guidewire Software	6,721	[a]	656,911
HubSpot	51,518	[a]	25,984,649
Intuit	37,415		16,428,552
Jack Henry & Associates	17,194		2,650,455
JFrog	6,251	[a]	260,979
MongoDB	3,612	[a]	1,054,487
NortonLifeLock	125,965		3,484,192
Nutanix, Cl. A	11,340	[a]	357,323
Okta	13,797	[a]	3,069,005
Pagerduty	9,095	[a]	369,712
Palo Alto Networks	12,380	[a]	4,497,035
Paychex	23,210		2,347,459

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Software & Services - 12.6% (continued)
Paycom Software	5,762	[a]	1,899,155
Paylocity Holding	121	[a]	20,549
Proofpoint	42,522	[a]	7,348,227
PTC	5,660	[a]	759,232
RingCentral, Cl. A	9,418	[a]	2,471,942
Sabre	49,775	[a]	689,384
ServiceNow	25,273	[a]	11,976,369
Shopify, Cl. A	10,581	[a]	13,150,807
Slack Technologies, Cl. A	31,655	[a]	1,394,086
Smartsheet, Cl. A	11,499	[a]	679,361
SolarWinds	14,730	[a]	243,782
Splunk	60,105	[a]	7,284,726
Square, Cl. A	66,082	[a]	14,704,567
SS&C Technologies Holdings	208,885		15,430,335
StoneCo, CI. A	15,545	[a]	1,025,504
Synopsys	5,795	[a]	1,473,900
Teradata	7,030	[a]	336,526
The Trade Desk, Cl. A	7,433	[a]	4,371,645
The Western Union Company	29,900		731,653
Twilio, Cl. A	63,110	[a]	21,204,960
Tyler Technologies	31,517	[a]	12,706,394
Unity Software	3,723	[a]	351,675
Verisign	20,958	[a]	4,609,083
Zendesk	45,260	[a]	6,185,232
Zoom Video Communications, CI. A	13,787	[a]	4,570,804
Zscaler	11,060	[a]	2,147,852
			372,529,598
Technology Hardware & Equipment - 4.5%
Amphenol, Cl. A	326,148		21,936,714
Arista Networks	2,975	[a]	1,009,656
CDW	7,325		1,211,702
Ciena	11,675	[a]	617,257
Cognex	94,796		7,525,854
CommScope Holding	32,351	[a]	657,049
Corning	22,055		962,260
F5 Networks	6,940	[a]	1,286,884
Flex	146,765	[a]	2,681,397
Hewlett Packard Enterprise	100,445		1,603,102
HP	86,640		2,532,487
IPG Photonics	3,582	[a]	749,569
Jabil	15,780		890,781
Keysight Technologies	126,021	[a]	17,942,870
Lumentum Holdings	60,856	[a]	4,951,853
Motorola Solutions	25,235		5,180,998

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Technology Hardware & Equipment - 4.5% (continued)
NetApp	68,163		5,273,771
Nokia, ADR	1,231,807	[a]	6,356,124
Pure Storage, Cl. A	27,470	[a]	523,304
TE Connectivity	56,904		7,720,735
Trimble	162,040	[a]	12,605,092
Western Digital	234,294	[a]	17,625,938
Xerox Holdings	140,319		3,290,481
Zebra Technologies, Cl. A	16,974	[a]	8,436,927
			133,572,805
Telecommunication Services - .0%
Lumen Technologies	59,595		824,795
Transportation - 2.3%
Alaska Air Group	102,443	[a]	7,089,056
American Airlines Group	39,040	[a]	946,330
C.H. Robinson Worldwide	10,305		999,791
Copa Holdings, Cl. A	12,149	[a]	999,377
Delta Air Lines	18,250	[a]	870,160
Expeditors International of Washington	49,319		6,198,905
J.B. Hunt Transport Services	41,071		7,045,319
JetBlue Airways	36,505	[a]	733,751
Kansas City Southern	15,910		4,736,089
Landstar System	15,410		2,627,405
Lyft, Cl. A	506,295	[a]	28,904,382
Ryder System	17,170		1,404,334
Southwest Airlines	36,522	[a]	2,244,642
United Airlines Holdings	34,750	[a]	2,027,663
			66,827,204
Utilities - 3.1%
Ameren	53,545		4,508,489
American Electric Power	27,184		2,337,824
American Water Works	27,465		4,257,624
Atmos Energy	2,939		291,461
CenterPoint Energy	324,687		8,214,581
CMS Energy	57,200		3,588,728
DTE Energy	49,107		6,776,275
Edison International	228,561		12,769,703
Entergy	52,877		5,565,833
Essential Utilities	35,065		1,676,107
Eversource Energy	43,050		3,495,229
Exelon	186,822		8,429,409
FirstEnergy	28,265		1,071,526
IDACORP	1,090		106,766
MDU Resources Group	28,140		947,192
NiSource	57,360		1,462,680

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Utilities - 3.1% (continued)
NRG Energy		65,635		2,110,165
OGE Energy		6,140		211,830
PG&E		241,636		2,450,189
Pinnacle West Capital		23,700		2,004,546
PPL		291,162		8,475,726
Public Service Enterprise Group		29,385		1,825,396
The AES		70,645		1,795,089
UGI		17,795		819,460
Vistra Energy		34,530		558,350
WEC Energy Group		20,550		1,929,851
Xcel Energy		42,585		3,018,425
				90,698,454
Total Common Stocks (cost $1,413,252,021)				2,899,618,691

Exchange-Traded Funds - .8%
Registered Investment Companies - .8%
iShares Russell Mid-Cap Growth ETF		154,333		16,371,645
SPDR S&P MidCap 400 ETF Trust		12,941		6,441,512
Total Exchange-Traded Funds (cost $21,331,441)				22,813,157
	1-Day Yield (%)
Investment Companies - ..8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $25,394,561)	0.04	25,394,561	[c]	25,394,561
Total Investments (cost $1,459,978,023)		100.0%		2,947,826,409
Liabilities, Less Cash and Receivables		(.0%)		(132,744)
Net Assets		100.0%		2,947,693,665

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,899,618,691	-	-	2,899,618,691
Exchange-Traded Funds	22,813,157	-	-	22,813,157
Investment Companies	25,394,561	-	-	25,394,561

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $1,487,848,386, consisting of $1,496,194,892 gross unrealized appreciation and $8,346,506 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.